Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions							3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 04, 2023 EUR (€)	Oct. 04, 2023 USD ($)	Oct. 03, 2023 USD ($)	Jun. 19, 2023 USD ($)	Mar. 15, 2022 EUR (€)	Feb. 27, 2017 EUR (€)	Mar. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 04, 2023 USD ($)	Apr. 27, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 08, 2022 target	Aug. 17, 2022 target	Mar. 29, 2022 target	Jan. 07, 2022 molecule	Dec. 31, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Feb. 28, 2014
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to research and development relating to projects in research phase								€ 18,000	€ 16,800	€ 18,000
Commitments related to research and development payments contingent upon attainment of sales targets								18,500	17,900	18,500
Commitments related to collaboration, discovery, development and commercialization agreements								8,800	10,000	8,800
Commitments related to attainment of regulatory and sales milestones for commercialized products								7,600	8,500	7,600
Cumulative development costs incurred									8,600
Total credit facilities								€ 8,000	€ 8,000	€ 8,000								€ 8,000
Commitments received in respect of disposals proceeds receivable and contingent consideration on divestments | $													$ 300
World Health Organization
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer																				7.50%
Percentage of pandemic vaccines agreed to reserve																				7.50%
Joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of future development expense funded by other party						5000.00%
Scribe Therapeutics
Provisions And Other Current And Non-Current Liabilities [Line Items]
Upfront payment | $				$ 40
Scribe Therapeutics | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements | $				$ 1,200
Janssen Pharmaceuticals, Inc
Provisions And Other Current And Non-Current Liabilities [Line Items]
Upfront payment | $			$ 175
Teva Pharmaceuticals
Provisions And Other Current And Non-Current Liabilities [Line Items]
Upfront payment	€ 469	$ 500
Teva Pharmaceuticals | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements	€ 940										$ 1,000
Provention Bio, Inc | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements												€ 946
Exscientia | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of novel small molecule candidates developed | molecule																	15
IGM Biosciences, Inc | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of oncology targets under collaboration agreement | target																3
Number of immunology or inflammation targets under collaboration agreement | target																3
Atomwise | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of drug targets under collaboration agreement | target															5
Insilico Medicine | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of therapeutic targets under collaboration agreement | target														6
Lonza | Joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Investments in joint ventures						€ 300
Percentage of future development expense funded by company						50.00%
Amounts payable partners in collaboration agreements						€ 600
Antibodies Collaboration agreement | Blackstone Life Sciences
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to maximum payments for projects under collaboration agreement					€ 300
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Provisions And Other Current And Non-Current Liabilities [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)							10.00%	20.00%
Percentage of cumulative development costs reimbursed									50.00%	50.00%
Commitments received for development costs								€ 2,700	€ 2,100	€ 2,700
Ablynx NV
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements								1,000	900	1,000
Kymab
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements								€ 200	200	€ 200
Commitments related to milestone payments for projects under collaboration agreements | $																			$ 350
Provention Bio
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements									€ 300